Burnham Fund
Burnham Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation, mainly long term.
Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees	Burnham Fund Class I Shares Class I
Maximum redemption fee (% of redemption proceeds)	2.00%

Annual Fund Operating Expenses Burnham Fund		Class I Shares	Class I Shares Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			0.60%
Other expenses			0.38%
Acquired fund fees and expenses			0.01%
Total Annual Fund Operating Expenses	[2]		0.99%
Fee Waiver			none
Total Annual Fund Operating Expenses After Waiver	[2]		0.99%
[1]	The ratios of Annual Fund Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2011. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees, and to reimburse certain other expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.37% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Burnham Fund Class I Shares Class I	101	315	547	1,213

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

• Potential for sustained operating and revenue growth

• Product leadership and strong management teams that focus on enhancing shareholder value

• Companies with histories of paying regular dividends

• Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash or short-term debt instruments. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return For Class A Shares

Best Quarter: 14.17% in 2nd quarter of 2009 Worst Quarter: (20.20)% in 4th quarter of 2008
Average Annual Total Returns
The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock and bond indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. The Class I shares are not subject to any sales charges.
(For the following periods ended 12/31/2011)
Average Annual Total Returns Burnham Fund Class I Shares		1 year	5 years	10 years/Since Inception
Total Return Before Taxes Class A		5.40%	3.78%	3.22%
Return After Taxes on Distributions Class A	[1]	(0.49%)	2.39%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares Class A	[1]	0.87%	2.29%	2.13%
Standard & Poor's 500 Index		2.11%	(0.25%)	2.92%
Morningstar Large Cap Blend Average		(1.27%)	(1.00%)	2.60%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.

Burnham Financial Services Fund
Burnham Financial Services Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees	Burnham Financial Services Fund Class I Shares Class I
Maximum redemption fee (% of redemption proceeds)	2.00%

Annual Fund Operating Expenses Burnham Financial Services Fund		Class I Shares	Class I Shares Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			0.75%
Other expenses			0.75%
Total Annual Fund Operating Expenses	[2]		1.50%
Fee Waiver			(0.09%)
Total Annual Fund Operating Expenses After Waiver	[2]		1.41%
[1]	The ratios of Annual Fund Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2011. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and to reimburse certain expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.37% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Burnham Financial Services Fund Class I Shares Class I	144	465	810	1,783

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 129% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in financial services companies that have market capitalizations of less than $800 million (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial services companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — mid and small-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Small- and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Such companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the Fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return for Class A Shares

Best Quarter: 20.49% in the 2nd-Quarter of 2009 Worst Quarter: (15.46)% in the 3rd Quarter of 2009
The returns shown above are for Class A shares of the fund, which are not available through this prospectus. Class I annual returns would have been substantially similar to Class A annual returns because the classes are invested in the same portfolio of securities. Class I returns will be higher than Class A returns to the extent that Class I has lower expenses.
Average Annual Total Returns
The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. The Class I shares are not subject to any sales charges.
(For the following periods ended 12/31/2011)
Average Annual Total Returns Burnham Financial Services Fund Class I Shares		1 year	5 years	10 years/Since Inception
Total Return Before Taxes Class A		(10.34%)	(4.42%)	5.77%
Return After Taxes on Distributions Class A	[1]	(14.83%)	(5.91%)	3.84%
Return After Taxes on Distributions and Sale of Fund Shares Class A	[1]	(9.63%)	(4.59%)	4.09%
NASDAQ Bank Index		(10.51%)	(11.66%)	(0.30%)
Morningstar Financial Sector Average		(15.12%)	(10.18%)	(5.91%)
[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.

Burnham Financial Industries Fund
Burnham Financial Industries Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees	Burnham Financial Industries Fund Class I Shares Class I
Maximum redemption fee (as a % of redemption proceeds)	2.00%

Annual Fund Operating Expenses Burnham Financial Industries Fund		Class I Shares	Class I Shares Class I
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	[1]		0.90%
Short sale dividend and interest expenses	[2][3]		0.24%
Remainder other expenses	[2]		0.59%
Total other expenses			0.83%
Total Annual Fund Operating Expenses	[4]		1.73%
Expense Reimbursement			(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[4]		1.61%
[1]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[2]	The ratios of Annual Fund Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
[3]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. The amount of short sale dividends and interest expenses was 0.47% of the average net assets of Class I for fiscal year 2011. Excluding such short sale dividends, "Other expenses" were 0.63% for Class I and "Net annual operating expenses" were 1.37% for Class I. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[4]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Burnham Financial Industries Fund Class I Shares Class I	164	533	927	2,031

The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.6 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be below $1.6 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

• Small- and Mid-Capitalization Companies Risk – Historically, stock of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return For Class A Shares

Best Quarter: 20.67% in the 2nd Quarter of 2009 Worst Quarter: (20.09)% in the 3rd Quarter of 2010
Average Annual Total Returns
The table presents the fund’s average annual returns for 1-year period and since inception for Class I shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund.
(For the following periods ended 12/31/2011)
Average Annual Total Returns Burnham Financial Industries Fund Class I Shares		1 year	10 years/Since Inception
Total Return Before Taxes Class I		(15.08%)	(4.84%)
Return After Taxes on Distributions Class I		(23.00%)	(9.40%)
Return After Taxes on Distributions and Sale of Fund Shares Class I	[1]	(8.37%)	(6.23%)
The KBW Bank Index		(23.18%)	(3.11%)
Morningstar Financial Sector Average		(15.12%)	(2.07%)
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").